MANNING & NAPIER INSURANCE FUND, INC.

MANNING & NAPIER MODERATE GROWTH PORTFOLIO
MANNING & NAPIER GROWTH PORTFOLIO
MANNING & NAPIER MAXIMUM HORIZON PORTFOLIO
MANNING & NAPIER SMALL CAP PORTFOLIO
MANNING & NAPIER EQUITY PORTFOLIO
MANNING & NAPIER BOND PORTFOLIO

Annual Report
December 31, 1998

Management Discussion and Analysis


Dear Contract Owner:

As you know, a variable annuity is a long-term, retirement-oriented investment program offering a means to accumulate assets on a tax-deferred basis. This approach is especially valuable given the extremely high valuations in the U.S. stock market and uncertainty in the global arenas. The atmosphere in the financial markets today gives variable annuity holders the opportunity to take the long-term approach to investing without placing undue emphasis on the short-term fluctuations of the market.

When we entered 1998, we expected the markets to be volatile and unstable, and they were. Although a narrow group of large, well-known stocks continued to climb higher for most of the year, the majority of stocks did not participate in the climb. We continue to believe the narrow, large-cap U.S. stock market to be overvalued. This difference in performance has increased the valuation gap between the blue chip stocks and other sectors of the market, including smaller companies and foreign stocks. Within this environment, we have been finding fewer opportunities in the domestic markets and with the effects of the Asian crisis dissipating, we have increased our holdings in the international markets.

The trend toward increased globalization of industries and economies is an important part of our overview. The global markets have also affected the bond portfolio. With the recent default in Russian debt, as well as problems in Latin America and Asia, there has been a reassessment of investors risk as well as an overall flight to quality. This benefited the bond markets. Going forward, it is unlikely that U.S. long-term interest rates will fall as much as they have in the past. Therefore, as we look into the new year, we have incorporated a global perspective into our bond portfolio.

As we head into 1999, we expect volatility in the markets to continue. With our time-tested strategies and investment approach based on pricing and fundamentals, it is only natural that we would move away from the overvalued narrow, large cap market, even though that market continues to be popular. We have turned our resources toward seeking out areas of attractive valuations that we feel represent much more reasonably priced alternatives and offer strong growth potential.

Thank you for your continued support of the Manning & Napier Variable Annuity. We will make every effort to warrant your continued confidence in our services.

We wish you a very happy, healthy, and prosperous 1999!

Sincerely,


MANNING & NAPIER ADVISORS, INC.

Performance Update as of December 31, 1998

Objectives - Based Portfolios

(Moderate Growth Portfolio, Growth Portfolio, & Maximum Horizons Portfolio)


Each of the Objectives Based portfolios is managed toward a specific investment objective, with the specific asset allocation adjusted throughout the year in response to the prevailing market conditions and our economic outlook.

Over the past year, our concern over the high valuations in the U.S. large cap market has increased and the gap in valuations between these and smaller non_U.S. stocks has widened. As a result, these high valuations will require extraordinary earnings growth to be supported over the long_term, and our fundamental analysis does not support this level of earnings.

We addressed this concern by increasing our holdings in areas of undervaluation, particularly foreign securities. Due to our disciplined management strategies, we are very selective when it comes to the particular stock choices. We have been continuously upgrading our portfolios throughout the year with strong strategy fits that also coincide with our value discipline.

In the bond markets, the weakness in the global markets led to a flight to quality. This benefited U.S. government bonds and resulted in favorable returns. Going forward, it is unlikely that long_term interest rates will fall as much as they have in the past. Therefore, in addition to duration management, we are now increasingly focusing on sector selection as a means of adding value to the portfolio.


Manning & Napier Moderate Growth Portfolio






                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

     One Year      $           10,625          6.25%     6.25%
      Inception 1  $           12,109         21.09%     9.23%


Lehman Brothers Intermediate Bond Index4






                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

      One Year     $           10,844          8.44%     8.44%
      Inception 1  $           11,775         17.75%     7.83%



30-70 Blended Index5





                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual
      One Year     $           11,475         14.75%    14.75%
      Inception 1  $           13,501         35.01%    14.86%




[graphic]
<line chart>

Data for line chart to follow:






          Manning & Napier  Lehman Brothers
          Moderate Growth   Intermediate Bond
          Portfolio         Index              30-70 Blended Index
11/01/96  10,000                       10,000               10,000
12/31/96  10,110                       10,067               10,211
12/31/97  11,397                       10,859               11,764
12/31/98  12,109                       11,775               13,501



[graphic]
<pie chart>

Data for pie chart to follow:
Portfolio Composition - Moderate Growth Portfolio - As of 12/31/98






Stocks                              31.8%
Bonds                               59.5%
Cash,short-term investments,
and other assets, less liabilities   8.7%



Please see Page 8 for Footnotes

Performance Update as of December 31, 1998

Objectives - Based Portfolios

(Moderate Growth Portfolio, Growth Portfolio, & Maximum Horizons Portfolio)


Manning & Napier Growth Portfolio





                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

     One Year      $           10,207          2.07%     2.07%
      Inception 1  $           12,474         24.74%    10.74%



Lehman Brothers Intermediate Bond Index4





                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

      One Year     $           10,844          8.44%     8.44%
      Inception 1  $           11,775         17.75%     7.83%



50-50 Blended Index6






                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual
      One Year     $           11,900         19.00%    19.00%
      Inception 1  $           14,874         48.74%    20.11%





[graphic]
<line chart>

Data for line chart to follow:







          Manning & Napier  Lehman Brothers
          Growth            Intermediate Bond
          Portfolio         Index              50-50 Blended Index
11/01/96  10,000                       10,000               10,000
12/31/96  10,250                       10,067               10,311
12/31/97  12,221                       10,859               12,495
12/31/98  12,474                       11,775               14,874



[graphic]
<pie chart>

Data for pie chart to follow:
Portfolio Composition - Growth Portfolio - As of 12/31/98






Stocks                              50.0%
Bonds                               48.8%
Cash,short-term investments,
and liabilities, less other assets   1.2%



Please see Page 8 for Footnotes

Performance Update as of December 31, 1998

Objectives - Based Portfolio

(Moderate Growth Portfolio, Growth Portfolio, & Maximum Horizons Portfolio)

Manning & Napier Maximum Horizons Portfolio





                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

     One Year      $           10,391          3.91%     3.91%
      Inception 1  $           13,418         34.18%    14.53%



Standard & Poors (S&P) 500 Total Return Index3






                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

      One Year     $           12,858         28.58%    28.58%
      Inception 1  $           18,076         80.76%    31.46%




[graphic]
<line chart>

Data for line chart to follow:







          Manning & Napier  Standard & Poors (S&P)
          Maximum Horizons        500 Total Return
          Portfolio         Index3
11/01/96  10,000                            10,000
12/31/96  10,440                            10,542
12/31/97  12,913                            14,057
12/31/98  13,418                            18,076



[graphic]
<pie chart>

Data for pie chart to follow:
Portfolio Composition - Maximum Horizons Portfolio - As of 12/31/98






Stocks                              90.5%
Bonds,Cash,short-term investments,
and liabilities, less other assets  9.5%



Please see Page 8 for Footnotes

Performance Update as of December 31, 1998

Small Cap Portfolio

The fourth quarter saw a dramatic rebound in large company and small company stocks, as the Asian crisis and recessionary fears dissipated. Many investors looking to participate in the market rally returned to the popular blue chip stocks. As the large capitalization and momentum_driven stocks rose, small capitalization stocks were overlooked, causing them to underperform. Even within the small cap arena, larger companies outperformed smaller ones. As a result of this investor neglect and gravitation toward large capitalization stocks, small company stocks are at extremely favorable valuations.

Over  the  course  of  the  year, we continued to increase our holdings in the energy sector. As of December, this amounted to approximately 6% of the portfolio and as oil prices reaching their lowest levels in 40 years, these stocks suffered. Looking forward, we expect a reduction of the excess supply of oil to lead to an increase in oil prices, which would allow these stocks to generate above average returns.

Our management strategies and our focus on valuations have enabled us to seek out several securities that are attractive and appear to be undervalued. We continue to believe in this value_oriented approach to portfolio management, which may at times seem conservative, but it has proven itself time and time again.

Manning & Napier Small Cap Portfolio





                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

     One Year      $            8,882        -11.18%   -11.18%
      Inception 1  $           10,781          7.81%     3.53%



Standard & Poors (S&P) 500 Total Return Index3






                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

      One Year     $           12,828         28.58%    28.58%
      Inception 1  $           18,076         80.76%    31.46%




[graphic]
<line chart>

Data for line chart to follow:







          Manning & Napier  Standard & Poors (S&P)
          Small Cap               500 Total Return
          Portfolio         Index3
11/01/96  10,000                            10,000
12/31/96  10,720                            10,542
12/31/97  12,138                            14,057
12/31/98  10,781                            18,076



[graphic]
<pie chart>

Data for pie chart to follow:
Portfolio Composition - Small Cap Portfolio - As of 12/31/98






Apparel                              3.0%
Chemical & Allied Products           5.7%
Communications                       3.6%
Computer Equipment                   8.2%
Crude Petroleum & Natural Gas        6.3%
Electronics & Electrical Equipment   8.3%
Glass Products                       3.6%
Industrial & Commercial Machinery    9.5%
Paper & Allied Products              5.3%
Printing & Publishing                4.8%
Transportation                       4.0%
Cash, short-term investments and
other assets less liabilities       23.1%
Miscellaneous *                     14.6%


* Miscellaneous includes:
Agricultural Production
Computer Integrated Systems Design
Management Services
Refuse Systems
Retail_Specialty Stores

Technical Instruments & Supplies
Testing Laboratories
Textile Mill Products

Please see Page 8 for Footnotes

Performance Update as of December 31, 1998

Equity Portfolio

The objective of the Equity Portfolio is to provide long_term capital growth, accepting stock market volatility. During the fourth quarter of 1998, we saw the U.S. stock market reached record highs. These record highs have resulted in the continuation of extremely high valuations in U.S. large_cap stocks and a widening in the gap in valuations between the large_caps and non_U.S. stocks.

We use the same fundamental approach to purchase stocks both domestically and internationally. We feel that the record high valuations in the U.S. stock market will require extraordinary earnings growth to be supported over the long_term, and our fundamental analysis does not support this rate of earnings growth.

As we head into 1999, we believe that it is extremely important to be very selective in our stock choices. We have positioned the portfolio into areas of undervaluation, particularly international stocks. We have also purchased specific U.S. holdings that realized a decline over the course of the year but that we feel have long_term growth potential.

Manning & Napier Equity Portfolio






                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

     One Year      $           10,369          3.69%     3.69%
      Inception 1  $           13,299         32.99%    14.06%



Standard & Poors (S&P) 500 Total Return Index3







                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

      One Year     $           12,858         28.58%    28.58%
      Inception 1  $           18,076         80.76%    31.46%




[graphic]
<line chart>

Data for line chart to follow:







          Manning & Napier  Standard & Poors (S&P)
          Equity                  500 Total Return
          Portfolio         Index3
11/01/96  10,000                            10,000
12/31/96  10,560                            10,542
12/31/97  12,826                            14,057
12/31/98  13,299                            18,076


[graphic]
<pie chart>
Data for pie chart to follow:
Portfolio Composition - Equity Portfolio - As of 12/31/98






Apparel                              3.2%
Business Services                    4.3%
Chemical & Allied Products          10.3%
Computer Equipment                   8.3%
Crude Petroleum & Natural Gas        4.6%
Electronics & Electrical Equipment   8.3%
Glass Products                       4.6%
Leather & Leather Products           3.5%
Paper & Allied Products             11.4%
Restaurants                          4.5%
Technical Instruments & Supplies    10.6%
Software                             5.6%
Telecommunication Services           4.7%
Transportation - Railroad            3.0%
Miscellaneous *                     13.1%


* Miscellaneous includes:
Diamonds
Health Services
Hotels & Lodging Places
Industrial & Commercial Machinery
Retail_Specialty Stores
Utilities _ Electric
Cash, short_term investments and
liabilities, less other assets

Please see Page 8 for Footnotes
6

Performance Update as of December 31, 1998

Bond Portfolio


As we stated in the overview, there has been an increased awareness of global activities and how they have impacted the domestic bond market. With the recent devaluation of the Russian ruble as a triggering event, there was an overall flight to quality, and the U.S. fixed income markets were one of its primary beneficiaries.

Long_term interest rates have fallen significantly over the past few years. The bond portfolio benefited from this because we had positioned the portfolio in securities with longer maturities. Going forward, it is unlikely that long_term interest rates will fall as much as they have in the past. Therefore, in addition to duration management, we are now increasingly focusing on sector selection as a means of adding value to the portfolio. We will continue to monitor the global factors as well as the short_term factors affecting the bond market, in order to keep our long_term overview.


Manning & Napier Bond Portfolio





                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

     One Year      $           10,965          9.65%     9.65%
      Inception 1  $           11,969         19.69%     8.65%



Merrill Lynch Corporate/Government Bond Index2








                                       Total Return
Through            Growth of $10,000                  Average
12/31/98           Investment          Cumulative     Annual

      One Year     $           10,953          9.53%     9.53%
      Inception 1  $           12,115         21.15%     9.26%



[graphic]
<line chart>

Data for line chart to follow:







          Manning & Napier  Merrill Lynch Corporate/
          Bond              Government Bond
          Portfolio         Index
11/01/96  10,000                              10,000
12/31/96  9,940                               10,076
12/31/97  10,915                              11,061
12/31/98  11,969                              12,115






[graphic]
<pie chart>

Data for pie chart to follow:
Effective Maturity - Bond Portfolio - As of 12/31/98





Less than 1 Year  10.3%
1 - 3 Years       34.4%
5 - 10 Years      26.4%
Over 10 Years     28.9%


[graphic]
<pie chart>
Data for pie chart to follow:

Portfolio Composition - Bond Portfolio - As of 12/31/98






U.S Treasury Securities                53%
U.S. Government Agencies                44%
Cash, short term investments
   and liabilities, less other assets   3%



Please see Page 8 for Footnotes

Footnotes to Performance Update

1   Performance numbers for the Funds and Indices are calculated from November
1, 1996, the Funds' inception date. The Funds' performance is historical and may not be indicative of future results.

2 The Merrill Lynch Corporate/Government Bond Index is a market value weighted measure of approximately 6,391 corporate and government bonds. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

3      The  Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization_weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over_the_Counter market.
  The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

4   The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 4,601 corporate and government securities.  The
Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

5      The 30_70 Blended Index is 30 % S&P 500 Total Return Index (see note 3)
and 70% Lehman Brothers Intermediate Bond Index (see note 4). The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

6 The 50_50 Blended Index is 50 % S&P 500 Total Return Index (see note 3) and 50% Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 7,218 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

Investment Portfolio - December 31, 1998

Manning & Napier Moderate Growth Portfolio





                                                         PRINCIPAL AMOUNT /   Value
                                                         shares                (NOTE 2)

COMMON STOCK - 31.75%

APPAREL - 1.54%
Liz Claiborne, Inc.                                                       75  $  2,366
                                                                              ---------

BUSINESS SERVICES - 1.59%
National Data Corp.                                                       50     2,434
                                                                              ---------

CHEMICAL & ALLIED PRODUCTS - 5.27%
     BIOLOGICAL PRODUCTS - 1.44%
     Sigma-Aldrich Corp.                                                  75     2,203
                                                                              ---------

     PHARMACEUTICAL PREPARATIONS - 3.83%
     Pharmacia & Upjohn, Inc.                                             50     2,831
     Teva Pharmaceutical Industries Ltd. - ADR (Note 8)                   75     3,052
                                                                              ---------
                                                                                 5,883
                                                                              ---------
                                                                                 8,086
                                                                              ---------

COMPUTER EQUIPMENT - 1.59%
International Game Technology                                            100     2,431
                                                                              ---------

CRUDE PETROLEUM & NATURAL GAS - 3.00%
Gulf Canada Resources Ltd. - ADR (Note 8)                                700     2,056
Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 8)                      225     2,551
                                                                              ---------
                                                                                 4,607
                                                                              ---------

DIAMONDS - 1.25%
De Beers Centenary AG - ADR (Note 8)                                     150     1,913
                                                                              ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 5.30%
Motorola, Inc.                                                            50     3,053
Philips Electronics N.V. - ADR (Note 8)                                   75     5,077
                                                                              ---------
                                                                                 8,130
                                                                              ---------
HEALTH SERVICES - 1.46%
MedPartners, Inc.*                                                       425     2,231
                                                                              ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 5.13%
Eastman Kodak Co.                                                         50     3,600
Millipore Corp.                                                          150     4,266
                                                                              ---------
                                                                                 7,866
                                                                              ---------

TELECOMMUNICATION SERVICES - 3.08%
Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR* (Note 8)                                                          65     4,725
                                                                              ---------

TRANSPORTATION - RAILROAD - 2.54%
Canadian National Railway Co.- ADR (Note 8)                               75     3,891
                                                                              ---------

TOTAL COMMON STOCK
(Identified Cost $54,899)                                                       48,680
                                                                              ---------

U.S. TREASURY SECURITIES - 49.73%

U.S. TREASURY BONDS - 32.55%
U.S. Treasury Bond, 5.50%, 3/31/2003                     $            19,000    19,570
U.S. Treasury Bond, 6.875%, 8/15/2025                                 25,000    30,328
                                                                              ---------

TOTAL U.S. TREASURY BONDS
(Identified Cost $45,413 )                                                      49,898
                                                                              ---------


The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1998






                                                 PRINCIPAL AMOUNT /   Value
                                                 shares                (NOTE 2)

U.S. TREASURY SECURITIES (CONTINUED)

U.S. TREASURY NOTES - 17.18%
U.S. Treasury Note, 5.875%, 9/30/2002            $            20,000  $ 20,794
U.S. Treasury Note, 6.50%, 10/15/2006                          5,000     5,550
                                                                      ---------

TOTAL U.S. TREASURY NOTES
(Identified Cost $25,261 )                                              26,344
                                                                      ---------


TOTAL U.S. TREASURY SECURITIES
(Identified Cost $70,674 )                                              76,242
                                                                      ---------

U.S. GOVERNMENT AGENCIES - 19.73%

Federal Home Loan Mortgage Corporation, 5.95%,
   11/05/1999                                                 15,000    15,118
Federal National Mortgage Association, 5.67%,
   5/26/2000                                                  15,000    15,136
                                                                      ---------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $29,999 )                                              30,254
                                                                      ---------

SHORT-TERM INVESTMENTS - 1.20%
Dreyfus Treasury Cash Management Fund
(Identified Cost $1,844 )                                      1,844     1,844
                                                                      ---------

TOTAL INVESTMENTS - 102.41%
(Identified Cost $157,416 )                                            157,020

LIABILITIES, LESS OTHER ASSETS - (2.41)%                                (3,696)
                                                                      ---------

NET ASSETS - 100%                                                     $153,324
                                                                      =========


*Non - income producing security

Federal Tax Information:

At December 31, 1998, the net unrealized depreciation (based on identified cost for federal income tax purposes of $157,416) was as follows:






Unrealized appreciation        $ 9,086
Unrealized depreciation         (9,482)
                               --------
UNREALIZED DEPRECIATION - NET  $  (396)
                               ========



The accompanying notes are an integral part of the financial statements.
10

Investment Portfolio - December 31, 1998

Manning & Napier Growth Portfolio






                                                             VALUE
                                                     SHARES   (NOTE 2)
COMMON STOCK - 49.96%

APPAREL - 2.44%
    Liz Claiborne Inc.                                  475  $ 14,992
                                                             ---------

BUSINESS SERVICES - 2.77%
    National Data Corp.                                 350    17,041
                                                             ---------

CHEMICAL & ALLIED PRODUCTS - 6.52%
    BIOLOGICAL PRODUCTS - 1.67%
     Sigma-Aldrich Corp.                                350    10,281
                                                             ---------

    PHARMACEUTICAL PREPARATIONS - 4.85%
    Pharmacia & Upjohn, Inc.                            275    15,572
    Teva Pharmaceutical Industries Ltd. - ADR
    (Note 8)                                            350    14,241
                                                             ---------
                                                               29,813
                                                             ---------
                                                               40,094
                                                             ---------

COMPUTER EQUIPMENT - 3.00%
    Bell & Howell Co.*                                  150     5,672
    International Game Technology                       525    12,764
                                                             ---------
                                                               18,436
                                                             ---------

CRUDE PETROLEUM & NATURAL GAS - 6.08%
    Gulf Canada Resources Ltd. - ADR (Note 8)         2,800     8,225
    Petroleo Brasileiro S.A. (Petrobras) -
       ADR (Note 8)                                   1,350    15,308
     Schlumberger Ltd.                                  300    13,837
                                                             ---------
                                                               37,370
                                                             ---------

DIAMONDS - 1.87%
    De Beers Centenary AG - ADR (Note 8)                900    11,475
                                                             ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 7.38%
   Motorola, Inc.                                       300    18,319
   Philips Electronics NV- ADR (Note 8)                 400    27,075
                                                             ---------
                                                               45,394
                                                             ---------

GLASS PRODUCTS - 2.38%
    Corning, Inc.                                       325    14,625
                                                             ---------

HEALTH SERVICES - 1.58%
    MedPartners, Inc.*                                1,850     9,712
                                                             ---------

HOTELS & LODGING PLACES - 0.79%
    CDL Hotels International Ltd. - ADR (Note 8)      1,900     4,880
                                                             ---------

PAPER & ALLIED PRODUCTS - 0.90%
    Asia Pulp & Paper Co. Ltd. - ADR (Note 8)           675     5,527
                                                             ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 8.33%
    Eastman Kodak Co.                                   425    30,600
    Millipore Corp.                                     725    20,617
                                                             ---------
                                                               51,217
                                                             ---------

TELECOMMUNICATION SERVICES - 2.54%
    Telecomunicacoes Brasileiras S.A. (Telebras) -
        ADR * (Note 8)                                  215    15,628
                                                             ---------

TRANSPORTATION- RAILROAD- 3.38%
    Canadian National Railway Co. - ADR (Note 8)        400    20,750
                                                             ---------


The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1998






                                           SHARES/            Value
                                           PRINCIPAL AMOUNT    (Note 2)
TOTAL COMMON STOCK
(Identified Cost $342,428)                                    $307,141
                                                              ---------

U.S. TREASURY SECURITIES - 48.83%

   U.S. TREASURY BONDS - 17.36%
   U.S. Treasury Bond, 6.875%, 8/15/2025   $          40,000    48,525
   U.S. Treasury Bond, 6.50%, 11/15/2026              50,000    58,188
                                                              ---------

   TOTAL U.S. TREASURY BONDS
   (Identified Cost $97,190)                                   106,713
                                                              ---------

   U.S. TREASURY NOTES - 31.47%
   U.S. Treasury Note, 4.50%, 9/30/2000               35,000    34,934
   U.S. Treasury Note, 6.25%, 2/15/2003              150,000   158,531
                                                              ---------

TOTAL U.S. TREASURY NOTES
   (Identified Cost $189,466)                                  193,465
                                                              ---------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $286,656)                                  300,178
                                                              ---------

SHORT-TERM INVESTMENTS - 1.76%
   Dreyfus Treasury Cash Management Fund
  (Identified Cost $10,807)                           10,807    10,807
                                                              ---------



TOTAL INVESTMENTS - 100.55%
   (Identified Cost $639,891)                                  618,126
                                                              ---------

OTHER ASSETS, LESS LIABILITIES - (0.55)%                        (3,369)
                                                              ---------

NET ASSETS -100%                                              $614,757
                                                              =========


*Non - income producing security

Federal Tax Information:

At December 31, 1998, the net unrealized depreciation (based on identified cost for federal income tax purposes of $644,308) was as follows:






Unrealized appreciation        $ 32,997
Unrealized depreciation         (59,179)
                               ---------

UNREALIZED DEPRECIATION - NET  $(26,182)
                               =========




The accompanying notes are an integral part of the financial statements.
12

Investment Portfolio - December 31, 1998

Manning & Napier Maximum Horizons Portfolio





                                                              VALUE
                                                      SHARES   (NOTE 2)
COMMON STOCK - 90.54%

APPAREL - 2.78%
Liz Claiborne, Inc.                                      150  $  4,735
                                                              ---------

BUSINESS SERVICES - 2.87%
National Data Corp.                                      100  $  4,869
                                                              ---------

CHEMICAL & ALLIED PRODUCTS - 15.12%
  BIOLOGICAL PRODUCTS - 2.59%
  Sigma-Aldrich Corp.                                    150     4,406
                                                              ---------

  PHARMACEUTICAL PREPARATIONS - 12.53%
  American Home Products Corp.                           100     5,631
  Celltech plc* (United Kingdom) (Note 8)                900     5,939
  Pharmacia & Upjohn, Inc.                               100     5,663
  Teva Pharmaceutical Industries Ltd. - ADR (Note 8)     100     4,069
                                                              ---------
                                                                21,302
                                                              ---------
                                                                25,708
                                                              ---------

COMPUTER EQUIPMENT - 8.02%
Bell & Howell Co.*                                       200     7,563
International Game Technology                            250     6,079
                                                              ---------
                                                                13,642
                                                              ---------

CRUDE PETROLEUM & NATURAL GAS - 9.93%
Gulf Canada Resources Ltd. - ADR (Note 8)              1,000     2,938
Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 8)      250     2,835
Schlumberger Ltd.                                        150     6,919
YPF Sociedad Anonima - ADR (Note 8)                      150     4,191
                                                              ---------
                                                                16,883
                                                              ---------

DIAMONDS - 0.75%
De Beers Centenary AG - ADR (Note 8)                     100     1,275
                                                              ---------

DOLLS & STUFFED TOYS - 2.68%
Mattel, Inc.                                             200     4,563
                                                              ---------

ELECTONICS & ELECTRICAL EQUIPMENT - 8.57%
Motorola, Inc.                                           100     6,107
Philips Electronics N.V.- ADR (Note 8)                   125     8,461
                                                              ---------
                                                                14,568
                                                              ---------

FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES -3.26%
Fannie Mae                                                75     5,550
                                                              ---------

GLASS PRODUCTS - 2.65%
Corning, Inc.                                            100
                                                                 4,500
                                                              ---------

HEALTH SERVICES - 2.08%
MedPartners, Inc.*                                       675     3,544
                                                              ---------

HOTELS & LODGING PLACES - 1.66%
CDL Hotels International Ltd. - ADR (Note 8)           1,100     2,826
                                                              ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1998






                                                          SHARES/            Value
                                                          PRINCIPAL AMOUNT    (Note 2)
PAPER & ALLIED PRODUCTS - 10.55%
Aracruz Celulose S.A. - ADR (Note 8)                                    300  $  2,400
Asia Pulp & Paper Co. Ltd. - ADR (Note 8)                               500     4,094
Fort James Corp.                                                        150     6,000
Kimberly-Clark Corp.                                                    100     5,450
                                                                             ---------
                                                                               17,944
                                                                             ---------

PRINTING & PUBLISHING - 2.57%
South China Morning Post (Holdings) Ltd. -
  ADR (Note 8)                                                        1,700     4,362
                                                                             ---------

RESTAURANTS - 5.63%
McDonald's Corp.                                                        125     9,578
                                                                             ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 5.91%
    Eastman Kodak Co.                                                   100     7,200
    Millipore Corp.                                                     100     2,844
                                                                             ---------
                                                                               10,044
                                                                             ---------
TELECOMMUNICATION SERVICES - 3.21%
Telecomunicacoes Brasileiras S.A. (Telebras)  -
  ADR (Note 8)                                                           75     5,452
                                                                             ---------
TRANSPORTATION - RAILROAD - 2.29%
Canadian National Railway Co. - ADR (Note 8)                             75     3,891
                                                                             ---------

TOTAL COMMON STOCK
(Identified Cost $165,438)                                                    153,930
                                                                             ---------

U.S. TREASURY SECURITIES- 10.68%
U.S. Treasury Bond, 6.50%, 11/15/2026                     $           5,000     5,819
U.S. Treasury Note, 5.375%, 6/30/2003                                12,000    12,341
                                                                             ---------

TOTAL U.S. TREASURY SECURITIES (Identified Cost $17,966)                       18,160
                                                                             ---------

SHORT-TERM INVESTMENTS - 1.62%
Dreyfus Treasury Cash Management Fund
(Identified Cost $2,757)                                              2,757     2,757
                                                                             ---------

TOTAL INVESTMENTS - 102.84%
(Identified Cost $186,161)                                                    174,843

 LIABILITIES, LESS OTHER ASSETS - (2.84)%                                      (4,824)
                                                                             ---------

NET ASSETS - 100%                                                            $170,019
                                                                             =========




* Non - income producing security

Federal Tax Information:

At December 31, 1998, the net unrealized depreciation (based on identified cost for federal income tax purposes of $187,939) was as follows:






Unrealized appreciation        $  15,299
Unrealized depreciation          (28,395)
                               ----------

UNREALIZED DEPRECIATION - NET   ($13,096)
                               ==========




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1998

Manning & Napier Small Cap Portfolio






                                                           VALUE
                                                   SHARES   (NOTE 2)
COMMON STOCK - 76.87%

AGRICULTURAL PRODUCTION - 2.40%
Sylvan, Inc.*                                         225  $  3,347
                                                           ---------

APPAREL - 3.05%
Novel Denim Holdings Ltd.*                            200     4,250
                                                           ---------

CHEMICAL & ALLIED PRODUCTS - 5.67%
Cypress Bioscience, Inc*.                             950     2,850
Orion-Yhtyma OY - B Shares (Finland) (Note 8)         210     5,038
                                                           ---------
                                                              7,888
                                                           ---------
COMMUNICATIONS - 3.64%
Granite Broadcasting Corp.*                           400     2,400
Microcell Telecommunications, Inc. - ADR*(Note 8)     450     2,672
                                                           ---------
                                                              5,072
                                                           ---------
COMPUTER EQUIPMENT - 8.15%
Bell & Howell Co.*                                    300    11,344
                                                           ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.05%
Apache Medical Systems, Inc.*                         200        75
                                                           ---------

CRUDE PETROLEUM & NATURAL GAS - 6.33%
Gulf Canada Resources Ltd. - ADR (Note 8)           3,000     8,812
                                                           ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 8.24%
Gold Peak Industries Ltd. (Hong Kong)(Note 8)       8,000     2,246
Scientific-Atlanta, Inc.                              200     4,562
The Carbide/Graphite Group, Inc.*                     175     2,581
Ultralife Batteries, Inc.*                            400     2,075
                                                           ---------
                                                             11,464
                                                           ---------
GLASS PRODUCTS - 3.64%
Libbey, Inc.                                          175     5,064
                                                           ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 9.52%
Comfort Systems USA, Inc.*                            225     4,022
Hussmann International, Inc.                          225     4,359
Lam Research Corp.*                                   125     2,227
NN Ball & Roller, Inc.                                450     2,644
                                                           ---------
                                                             13,252
                                                           ---------
MANAGEMENT SERVICES - 2.48%
Boron, Lepore & Associates, Inc.*                     100     3,450
                                                           ---------

PAPER & ALLIED PRODUCTS - 5.31%
Schweitzer-Mauduit International, Inc.                175     2,702
Smurfit-Stone Container Corp.                         297     4,696
                                                           ---------
                                                              7,398
                                                           ---------
PRINTING & PUBLISHING - 4.82%
Scholastic Corp.*                                     125     6,703
                                                           ---------

REFUSE SYSTEMS - 1.35%
Newpark Resources, Inc.*                              275     1,873
                                                           ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1998







                                          SHARES/            Value
                                          PRINCIPAL AMOUNT    (Note 2)
RETAIL - SPECIALTY STORES - 1.81%
Hancock Fabrics, Inc.                                   300  $  2,513
                                                             ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 2.26%
CardioGenesis Corp.*                                    100       563
Sola International, Inc.*                               150     2,587
                                                             ---------
                                                                3,150
                                                             ---------
TESTING LABORATORIES - 1.38%
 Paradigm Geophysical Ltd.*                             375     1,922
                                                             ---------

TEXTILE MILL PRODUCTS - 2.80%
Albany International Corp. - Class A                    206     3,901
                                                             ---------

TRANSPORTATION - 3.97%
Guangshen Railway Co. Ltd.- ADR (Note 8)                575     3,450
Trico Marine Services, Inc.*                            425     2,072
                                                             ---------
                                                                5,522
                                                             ---------
TOTAL COMMON STOCK
  (Identified Cost $128,209)                                  107,000
                                                             ---------

SHORT-TERM INVESTMENTS - 23.10%
Dreyfus Treasury Cash Management Fund                 7,258     7,258
U.S. Treasury Bill, 2/04/1999             $          25,000    24,898
                                                             ---------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $32,156)                                     32,156
                                                             ---------

TOTAL INVESTMENTS - 99.97%
   (Identified Cost $160,365)                                 139,156

OTHER ASSETS, LESS LIABILITIES - 0.03%                             41
                                                             ---------

NET ASSETS - 100%                                            $139,197
                                                             =========



* Non - income producing security

Federal Tax Information:

At December 31, 1998, the net unrealized depreciation (based on identified cost for federal income tax purposes of $160,365) was as follows:






Unrealized appreciation        $  13,793
Unrealized depreciation          (35,002)
                               ----------

UNREALIZED DEPRECIATION - NET   ($21,209)
                               ==========




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1998


Manning & Napier Equity Portfolio





                                                     VALUE
                                             SHARES   (NOTE 2)
COMMON STOCK - 100.05%

APPAREL - 3.22%
Liz Claiborne, Inc.                             175  $  5,523
                                                     ---------

BUSINESS SERVICES - 4.25%
National Data Corp.                             150     7,303
                                                     ---------

CHEMICAL & ALLIED PRODUCTS - 10.25%
Celltech plc* (United Kingdom) (Note 8)         950     6,269
Pharmacia & Upjohn, Inc.                        200    11,325
                                                     ---------
                                                       17,594
                                                     ---------
COMPUTER EQUIPMENT - 8.34%
Bell & Howell Co.*                              250     9,453
International Game Technology                   200     4,863
                                                     ---------
                                                       14,316
                                                     ---------

CRUDE PETROLEUM & NATURAL GAS - 4.66%
Petroleo Brasileiro S.A. (Petrobras) -
   ADR (Note 8)                                 275     3,118
YPF Sociedad Anonima - ADR (Note 8)             175     4,889
                                                     ---------
                                                        8,007
                                                     ---------

DIAMONDS - 2.04%
De Beers Centenary AG - ADR (Note 8)            275     3,506
                                                     ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 8.29%
Motorola, Inc.                                  150     9,159
Philips Electronics N.V.- ADR (Note 8)           75     5,077
                                                     ---------
                                                       14,236
                                                     ---------

GLASS PRODUCTS - 4.59%
Corning, Inc.                                   175     7,875
                                                     ---------

HEALTH SERVICES - 2.14%
MedPartners, Inc.*                              700     3,675
                                                     ---------

HOTELS & LODGING PLACES - 2.24%
CDL Hotels International Ltd - ADR (Note 8)   1,500     3,853
                                                     ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 2.97%
York International Corp.                        125     5,102
                                                     ---------

LEATHER & LEATHER PRODUCTS - 3.54%
Gucci Group - ADR (Note 8)                      125     6,078
                                                     ---------

PAPER & ALLIED PRODUCTS - 11.39%
Aracruz Celulose S.A. - ADR (Note 8)            450     3,600
Asia Pulp & Paper Co. Ltd. -ADR (Note 8)        550     4,503
Fort James Corp.                                150     6,000
Kimberly-Clark Corp.                            100     5,450
                                                     ---------
                                                       19,553
                                                     ---------

RESTAURANTS - 4.46%
McDonald's Corp.                                100     7,663
                                                     ---------

RETAIL - SPECIALTY STORES - 2.20 %
Hancock Fabrics, Inc.                           450     3,769
                                                     ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1998






                                                         VALUE
                                                 SHARES   (NOTE 2)

SOFTWARE - 5.65%
Oracle Corp.*                                       225  $  9,703
                                                         ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 10.59%
  MEASURING & CONTROLLING DEVICES - 6.40%
  Millipore Corp.                                   200     5,688
  Teradyne, Inc.*                                   125     5,297
                                                         ---------
                                                           10,985
                                                         ---------

  PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 4.19 %
  Eastman Kodak Co.                                 100     7,200
                                                         ---------
                                                           18,185
                                                         ---------


TELECOMMUNICATION SERVICES - 4.71%
Compania Anonima Nacional Telefonos de
Venezuela (CANTV) - ADR (Note 7)                    250     4,453
Telecomunicacoes Brasileiras S.A. (Telebras) -
ADR* (Note 8)                                        50     3,634
                                                         ---------
                                                            8,087
                                                         ---------

TRANSPORTATION - RAILROAD - 3.02%
Canadian National Railway Co. - ADR (Note 8)        100     5,187
                                                         ---------

UTILITIES- ELECTRIC - 1.50%
Enersis S.A. - ADR (Note 8)                         100     2,581
                                                         ---------

TOTAL COMMON STOCK
(Identified Cost  $180,751)                               171,796
                                                         ---------

SHORT-TERM INVESTMENTS - 3.15%
Dreyfus Treasury Cash Management Fund
(Identified Cost  $5,399)                         5,399     5,399
                                                         ---------


TOTAL INVESTMENTS - 103.20%
(Identified Cost  $186,150)                               177,195


LIABILITIES, LESS OTHER ASSETS - (3.20)%                   (5,501)
                                                         ---------


NET ASSETS - 100%                                        $171,694
                                                         =========




* Non - income producing security

Federal Tax Information:

At December 31, 1998, the net unrealized depreciation (based on identified cost for federal income tax purposes of $188,922) was as follows:






Unrealized appreciation        $ 23,630
Unrealized depreciation         (35,357)
                               ---------

UNREALIZED DEPRECIATION - NET  $(11,727)
                               =========




The accompanying notes are an integral part of the financial statements.
18

Investment Portfolio - December 31, 1998

Manning & Napier Bond Portfolio






                                                      PRINCIPAL       VALUE
                                                      AMOUNT/SHARES    (NOTE 2)
U.S. TREASURY SECURITIES - 52.61 %
U.S. Treasury Note, 4.50%, 09/30/2000                 $        4,000  $  3,993
U.S. Treasury Note, 6.50%, 10/15/2006                         30,000    33,300
U.S. Treasury Bond, 6.875%, 8/15/2025                         35,000    42,459
                                                                      ---------


TOTAL U.S. TREASURY SECURITIES
(Identified Cost $70,622)                                               79,752
                                                                      ---------

U.S. GOVERNMENT AGENCIES - 44.04%
Federal Home Loan Bank Bond, 4.63%, 10/09/2001                15,000    14,833
Federal Home Loan Mortgage Bond, 6.13%, 8/19/1999             15,000    15,104
Federal National Mortage Association Bond, 7.55%,
   4/22/2002                                                  15,000    16,089
Student Loan Marketing Association, 7.50%, 3/8/2000           15,000    15,426
Tennessee Valley Authority, 6.375%, 6/15/2005                  5,000     5,309
                                                                      ---------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $66,003)                                               66,761
                                                                      ---------

SHORT-TERM INVESTMENTS - 5.51%
Dreyfus Treasury Cash Management Fund
(Identified Cost $8,353)                                       8,353     8,353
                                                                      ---------

TOTAL INVESTMENTS - 102.16%
(Identified Cost $144,978)                                             154,866

LIABILITIES, LESS OTHER ASSETS - (2.16)%                                (3,283)
                                                                      ---------

NET ASSETS - 100%                                                     $151,583
                                                                      =========





FEDERAL TAX INFORMATION:

At December 31, 1998, the net unrealized appreciation (based on identified cost for federal income tax purposes of $ 144,978) was as follows:






Unrealized appreciation        $10,071
Unrealized depreciation           (183)
                               --------

UNREALIZED APPRECIATION - NET  $ 9,888
                               ========



The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1998

                         MANNING & NAPIER INSURANCE FUND, INC.






                                      Moderate                  Maximum
                                       Growth      Growth       Horizon      Small Cap    Equity       Bond
                                      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                      -----------  -----------  -----------  -----------  -----------  ----------

ASSETS:

Investments in securities (Note 2):
     At identified cost               $  157,416   $  639,891   $  186,161   $  160,365   $  186,150   $  144,978
                                      ===========  ===========  ===========  ===========  ===========  ==========
     At value                         $  157,020   $  618,126   $  174,843   $  139,156   $  177,195   $  154,866
Cash                                          --           21           --           --           --           --
Dividends receivable                          54          384          135           34          159           --
Interest receivable                        1,512        5,405           44           --           --        2,462
Receivable for securities sold                --           --           --        3,949           --           --
Receivable from investment advisor
  (Note 3)                                10,548        6,438       10,332       10,482       10,339       11,091
                                      -----------  -----------  -----------  -----------  -----------  ----------

TOTAL ASSETS                             169,134      630,374      185,354      153,621      187,693      168,419
                                      -----------  -----------  -----------  -----------  -----------  ----------


LIABILITIES:

Accrued Directors' fees (Note 3)           7,700        7,700        7,700        7,700        7,700        7,700
Audit fee payable                          4,970        4,970        4,970        4,970        4,970        4,970
Other payables and accrued expenses        3,140        2,947        2,665        1,754        3,329        4,166
                                      -----------  -----------  -----------  -----------  -----------  ----------

TOTAL LIABILITIES                         15,810       15,617       15,335       14,424       15,999       16,836
                                      -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS                            $  153,324   $  614,757   $  170,019      139,197   $  171,694   $  151,583
                                      ===========  ===========  ===========  ===========  ===========  ==========

NET ASSETS CONSIST OF:

Capital stock                         $      140   $      517   $      159          166   $      141   $      134
Additional paid-in-capital               140,303      612,836      155,696      158,133      140,507      134,176
Undistributed net investment income        4,808       14,450        2,068          537        1,615        7,371
Accumulated net realized gain
on investments                             8,469        8,719       23,414        1,570       38,386           14
Net unrealized appreciation
    (depreciation) on investments           (396)     (21,765)     (11,318)     (21,209)      (8,955)       9,888
                                      -----------  -----------  -----------  -----------  -----------  ----------

TOTAL NET ASSETS                      $  153,324   $  614,757   $  170,019   $  139,197   $  171,694   $  151,583
                                      ===========  ===========  ===========  ===========  ===========  ==========

SHARES OUTSTANDING                        14,007       51,677       15,943       16,632       14,082       13,357
                                      ===========  ===========  ===========  ===========  ===========  ==========

NET ASSET VALUE PER SHARE             $    10.95   $    11.90   $    10.66   $     8.37   $    12.19   $    11.35
                                      ===========  ===========  ===========  ===========  ===========  ==========


The accompanying notes are an integral part of the financial statements.
20

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 1998
MANNING & NAPIER INSURANCE FUND, INC.






                                        Moderate                  Maximum
                                         Growth      Growth       Horizon      Small Cap    Equity       Bond
                                        Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                        -----------  -----------  -----------  -----------  -----------  -----------

INVESTMENT INCOME:

Interest                                $    5,460   $   15,484   $    1,087        1,364   $      381   $    8,603
Dividends                                    1,122        6,003        2,693          989        3,216           --
                                        -----------  -----------  -----------  -----------  -----------  -----------

Total Investment Income                      6,582       21,487        3,780        2,353        3,597        8,603
                                        -----------  -----------  -----------  -----------  -----------  -----------


EXPENSES:

Management fees (Note 3)                     1,478        5,862        1,658        1,533        1,652          724
Directors' fees (Note 3)                     7,700        7,700        7,700        7,700        7,700        7,700
Audit fee                                    3,050        3,050        3,050        3,050        3,050        3,050
Custodian fee                                1,000        2,100        1,000        1,000        1,000        1,000
Miscellaneous                                  571          622          573          573          571          572
                                        -----------  -----------  -----------  -----------  -----------  -----------

Total Expenses                              13,799       19,334       13,981       13,856       13,973       13,046

Less Reduction of Expenses (Note 3)        (12,026)     (12,300)     (11,990)     (12,015)     (11,991)     (11,815)
                                        -----------  -----------  -----------  -----------  -----------  -----------

Net Expenses                                 1,773        7,034        1,991        1,841        1,982        1,231
                                        -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME                        4,809       14,453        1,789          512        1,615        7,372
                                        -----------  -----------  -----------  -----------  -----------  -----------


REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain on investments             8,469        8,719       24,566        1,595       38,529           14
Net change in unrealized appreciation
   (depreciation) on investments            (4,340)     (24,073)     (19,874)     (19,708)     (33,939)       5,955
                                        -----------  -----------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS                4,129      (15,354)       4,692      (18,113)       4,590        5,969
                                        -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS                              $    8,938   $     (901)  $    6,481   $  (17,601)  $    6,205   $   13,341
                                        ===========  ===========  ===========  ===========  ===========  ===========



The accompanying notes are an integral part of the financial statements.
21

Statements of Changes in Net Assets


                              MANNING & NAPIER INSURANCE FUND INC






                                        MODERATE GROWTH                                                Maximum Horizon
                                             Portfolio                 Growth Portfolio                Portfolio
                                        -----------------              ------------------              -----------------
                                        For the            For the     For the             For the     For the
                                        year               year        year                year        year
                                         ended              ended       ended               ended       ended
                                                12/31/98    12/31/97            12/31/98    12/31/97           12/31/98
                                        -----------------  ----------  ------------------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                   $          4,809   $   4,554   $          14,453   $   4,330   $          1,789
Net realized gain on investments                   8,469       8,400               8,719      19,221             24,566
Net change in unrealized appreciation
  (depreciation) on investments                   (4,340)      3,328             (24,073)       (288)           (19,874)
                                        -----------------  ----------  ------------------  ----------  -----------------

Net increase (decrease)
 from operations                                   8,938      16,282                (901)     23,263              6,481
                                        -----------------  ----------  ------------------  ----------  -----------------

DISTRIBUTIONS TO
SHAREHOLDERS(Note 2):

From net investment income                        (4,553)       (823)             (4,332)       (635)            (2,062)
From net realized gain on investments             (8,400)         --             (19,198)         --            (26,832)
                                        -----------------  ----------  ------------------  ----------  -----------------
Total distributions to shareholders              (12,953)       (823)            (23,530)       (635)           (28,894)
                                        -----------------  ----------  ------------------  ----------  -----------------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase from capital share
 transactions (Note 5)                            12,953         823             320,960     165,726             28,894
                                        -----------------  ----------  ------------------  ----------  -----------------

Net increase in net assets                         8,938      16,282             296,529     188,354              6,481


NET ASSETS:

Beginning of Year                                144,386     128,104             318,228     129,874            163,538
                                        -----------------  ----------  ------------------  ----------  -----------------

END OF YEAR                             $        153,324   $ 144,386   $         614,757   $ 318,228   $        170,019
                                        =================  ==========  ==================  ==========  =================







                                        For the
                                        year
                                         ended
                                         12/31/97
                                        ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                   $   1,186
Net realized gain on investments           26,923
Net change in unrealized appreciation
  (depreciation) on investments             3,213
                                        ----------

Net increase (decrease)
 from operations                           31,322
                                        ----------

DISTRIBUTIONS TO
SHAREHOLDERS(Note 2):

From net investment income                   (296)
From net realized gain on investments          --
                                        ----------
Total distributions to shareholders          (296)
                                        ----------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase from capital share
 transactions (Note 5)                        296
                                        ----------

Net increase in net assets                 31,322


NET ASSETS:

Beginning of Year                         132,216
                                        ----------

END OF YEAR                             $ 163,538
                                        ==========



The accompanying notes are an integral part of the financial statements.
22

MANNING & NAPIER INSURANCE FUND INC






                                        Small Cap               Equity                   Bond
                                        Portfolio               Portfolio                Portfolio
                                        ---------              ----------               ----------
                                        For the     For the     For the      For the     For the     For the
                                        year        year        year         year        year        year
                                         ended      ended       ended       ended        ended       ended
                                        12/31/98    12/31/97    12/31/98    12/31/97     12/31/98    12/31/97
                                        ---------- ----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                   $    512   $   1,192   $    1,615   $     633   $    7,372  $    6,861
Net realized gain on investments           1,595      28,497       38,529      11,664           14          --
Net change in unrealized appreciation
   (depreciation) on investments         (19,708)    (11,265)     (33,939)     16,925        5,955       5,506
                                        ---------- ----------  ----------  -----------  ----------  -----------
Net increase (decrease)
   from operations                       (17,601)     18,424        6,205      29,222       13,341      12,367
                                        ---------- ----------  ----------  -----------  ----------  -----------
DISTRIBUTIONS TO
 SHAREHOLDERS (NOTE 2) :

From net investment income                    --        (113)        (628)       (607)      (6,858)      (785)
From net realized gain on
investments                              (27,459)         --      (10,220)         --           --         --
                                        ---------- ----------  ----------  -----------  ----------  -----------

Total distributions to shareholders      (27,459)       (113)     (10,848)       (607)      (6,858)      (785)
                                        ---------- ----------  ----------  -----------  ----------  -----------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase from capital share
   transactions (Note 5)                  27,459         113       10,848         607        6,858        785
                                        ---------- ----------  ----------  -----------  ----------  -----------

Net increase in net assets               (17,601)     18,424        6,205      29,222       13,341     12,367
                                        ---------- ----------  ----------  -----------  ----------  -----------


NET ASSETS:

Beginning of Year                        156,798     138,374      165,489     136,267      138,242    125,875
                                        ---------- ----------  ----------  -----------  ----------  -----------

END OF YEAR                             $139,197   $ 156,798   $  171,694  $  165,489     $151,583   $138,242
                                        ========== ==========  ==========  ===========  ==========  ===========





The accompanying notes are an integral part of the financial statements.

                             Financial Highlights

                                   MANNING & NAPIER INSURANCE FUND, INC.






                                                      Moderate
                                                      Growth                                   Growth
                                                      Portfolio                                Portfolio
                                                      -----------                              -----------
                                          For the     For the      For the        For the      For the      For the
                                          year        year         period         year          year         period
                                           ended       ended        11/1/96 1to    ended        ended        11/1/96 1to
                                           12/31/98     12/31/97       12/31/96    12/31/98     12/31/97       12/31/96
                                          ----------  -----------  -------------  ----------   -----------  -------------

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD    $   11.33   $    10.11   $      10.00   $   12.17    $    10.25   $      10.00
                                          ----------  -----------  -------------  ----------   -----------  -------------

Income from investment operations:
Net investment income*                        0.343        0.357          0.065       0.202         0.166          0.050
Net realized and unrealized gain (loss)
   on investments                             0.293        0.928          0.045       0.003 4       1.804          0.200
                                          ----------  -----------  -------------  -----------  -----------  -------------
Total from investment operations              0.636        1.285          0.110       0.205         1.970          0.250
                                          ----------  -----------  -------------  -----------  -----------  -------------

Less distributions to shareholders:
From net investment income                   (0.357)      (0.065)            --      (0.087)       (0.050)            --
From net realized gain on investments        (0.659)          --             --      (0.388)           --             --
                                          ----------  -----------  -------------  -----------  -----------  -------------

Total distributions to shareholders          (1.016)      (0.065)            --      (0.475)       (0.050)            --
                                          ----------  -----------  -------------  -----------  -----------  -------------

NET ASSET VALUE - END OF PERIOD           $   10.95   $    11.33   $      10.11   $   11.90    $    12.17   $      10.25
                                          ==========  ===========  =============  ===========  ===========  =============

Total return 2                                 6.25%       12.73%          1.10%       2.07%        19.23%          2.50%

Ratios to average net
assets / Supplemental Data:
    Expenses *                                 1.20%        1.20%          1.20%       1.20%         1.20%          1.20%3
    Net investment income *                    3.25%        3.35%          4.08%       2.47%         2.42%          3.11%3
Portfolio turnover                               69%          53%             0%        138%           90%             3%3

NET ASSETS - END OF PERIOD                $ 153,324   $  144,386   $    128,104   $ 614,757    $  318,228   $    129,874
                                          ==========  ===========  =============  ===========  ===========  =============


 * The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income (loss)      $(0.516)  $(1.024)  $ 0.044  $0.030   $(0.505)  $0.029
Ratios (to average net assets):
   Expenses                          9.34%    14.16%   2.50%3    3.30%    10.98%   2.50%3
   Net investment income (loss)    (4.89)%   (9.61)%   2.78%3    0.37%   (7.36)%   1.81%3



1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluxtuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

MANNING & NAPIER INSURANCE FUND, INC.






                                                       Maximum Horizon                              Small Cap
                                                       Portfolio                                    Portfolio
                                                       -----------------                            ---------------
                                          For the      For the            For the       For the     For the          For the
                                          year         year               period        year        year             period
                                           ended       ended              11/1/96 1to   ended       ended            11/1/96 1to
                                           12/31/98           12/31/97       12/31/96   12/31/98         12/31/97       12/31/96
                                          -----------  -----------------  ------------  ----------  ---------------  ------------

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD    $   12.89    $          10.44   $      10.00  $   12.13   $        10.72   $      10.00
                                          -----------  -----------------  ------------  ----------  ---------------  ------------

Income from investment operations:
Net investment income (loss)*                 0.127               0.093          0.023      0.031           (0.027)         0.009
Net realized and unrealized gain (loss)
   on investments                            (0.079)4             2.380          0.417     (1.666)           1.446          0.711
                                          -----------  -----------------  ------------  ----------  ---------------  ------------
Total from investment operations              0.048               2.473          0.440     (1.635)           1.419          0.720
                                          -----------  -----------------  ------------  ----------  ---------------  ------------

Less distributions to shareholders:
From net investment income                   (0.163)             (0.023)            --         --           (0.009)            --
From net realized gain on investments        (2.115)                 --             --     (2.125)              --             --
                                          -----------  -----------------  ------------  ----------  ---------------  ------------

Total distributions to shareholders          (2.278)             (0.023)            --     (2.125)          (0.009)            --
                                          -----------  -----------------  ------------  ----------  ---------------  ------------

NET ASSET VALUE - END OF PERIOD           $   10.66    $          12.89   $      10.44  $    8.37   $        12.13   $      10.72
                                          ===========  =================  ============  ==========  ===============  ============







Total return 2                          3.91%     23.69%      4.40%   (11.18)%     13.23%      7.20%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses *                          1.20%      1.20%    1.20%3       1.20%      1.20%     1.20%3
    Net investment income (loss)*       1.08%      0.78%    1.43%3       0.33%    (0.23%)     0.55%3
Portfolio turnover                       100%       120%         4%       155%        72%         9%

NET ASSETS - END OF PERIOD          $170,019   $163,538   $132,216   $139,197   $156,798   $138,374
                                    =========  =========  =========  =========  =========  =========



 * The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income (loss)      ($0.723)  $ (1.285)  $ 0.002  $(0.705)  $ (1.357)  $(0.012)
Ratios (to average net assets):
   Expenses                          8.43%     12.76%   2.50%3     9.04%     12.53%    2.50%3
   Net investment income (loss)    (6.15)%   (10.78)%   0.13%3   (7.51)%   (11.56%)  (0.75%)3



1 Commencement of operations.
2 Represents aggregate total return for the period indicated.

3 Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluxtuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

MANNING & NAPIER INSURANCE FUND, INC.







                                          Equity Portfolio                               Bond Portfolio
                                          ------------------                             ----------------
                                          For the             For the     For the        For the           For the
                                          Year                year        period         year              year
                                          ended               ended       11/1/96 1to    ended             ended
                                                   12/31/98    12/31/97       12/31/96   12/31/98          12/31/97
                                          ------------------  ----------  -------------  ----------------  ----------

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD    $           12.78   $   10.56   $      10.00   $         10.85   $    9.94
                                          ------------------  ----------  -------------  ----------------  ----------

Income from investment operations:
Net investment income*                                0.115       0.048          0.047             0.552       0.538
Net realized and unrealized gain (loss)
   on investments                                     0.133       2.219          0.513             0.486       0.434
                                          ------------------  ----------  -------------  ----------------  ----------
Total from investment operations                      0.248       2.267          0.560             1.038       0.972
                                          ------------------  ----------  -------------  ----------------  ----------

Less distributions to shareholders:
From net investment income                           (0.040)      (.047)            --            (0.538)     (0.062)
From net realized gain on investments                (0.789)         --             --                --          --
                                          ------------------  ----------  -------------  ----------------  ----------
Total distribution to shareholders                   (0.838)     (0.047)            --            (0.538)      (0.062
                                          ------------------  ----------  -------------  ----------------  ----------
NET ASSET VALUE - END OF PERIOD           $           12.19       12.78   $      10.56   $         11.35   $   10.85
                                          ==================  ==========  =============  ================  ==========

Total return2                                          3.69%      21.46%          5.60%             9.65%       9.81%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses *                                         1.20%       1.20%         1.20%3             0.85%       0.85%
    Net investment income *                            0.98%       0.41%         2.84%3             5.09%       5.29%
Portfolio turnover                                       68%         50%            29%               11%          0%

NET ASSETS - END OF PERIOD                $         171,694     165,489   $    136,267   $       151,583   $ 138,242
                                          ==================  ==========  =============  ================  ==========





                                          For the
                                          period
                                           11/1/96 1to
                                              12/31/96
                                          -------------

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD    $      10.00
                                          -------------

Income from investment operations:
Net investment income*                           0.062
Net realized and unrealized gain (loss)
   on investments                               (0.122)
                                          -------------
Total from investment operations                (0.060)
                                          -------------

Less distributions to shareholders:
From net investment income                          --
From net realized gain on investments              ---
                                          -------------
Total distribution to shareholders

NET ASSET VALUE - END OF PERIOD           $       9.94
                                          -------------

Total return2                                   (0.60)%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses *                                   0.85%3
    Net investment income *                      3.92%3
Portfolio turnover                                   0%

NET ASSETS - END OF PERIOD                $    125,875
                                          =============


* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have beenas follows:






Net investment income (loss)      $ (0.737)  $ (1.268)  $0.025   $(0.333)  $(0.827)  $0.036
Ratios (to average net assets):
   Expenses                          8.46 %     12.44%   2.50%3     9.01%    14.27%   2.50%3
   Net investment income (loss)    (6.28 )%   (10.83)%   1.54%3   (3.07)%   (8.13)%   2.27%3


1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.      ORGANIZATION
Manning & Napier Moderate Growth Portfolio (Moderate Growth Portfolio), Manning & Napier Growth Portfolio (Growth Portfolio), Manning & Napier
Maximum Horizon Portfolio (Maximum Horizon Portfolio), Manning & Napier Small Cap Portfolio (Small Cap Portfolio), Manning & Napier Equity Portfolio (Equity Portfolio), and Mannig & Napier Bond Portfolio (Bond Portfolio) are no-load diversified series (collectively the Funds) of Manning & Napier Insurance Fund, Inc. (the "Corporation"). The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Corporation are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company and Liberty Life Insurance Company of Boston.

The total authorized capital stock of the Corporation consists of 300 million shares of common stock each having a par value of $0.01.  As of
December 31, 1998, the shares   are currently classified into six classes of
shares including: Class A - Moderate Growth Portfolio, Class B - Growth Portfolio, Class C - Maximum Horizon Portfolio, Class D - Equity Portfolio, Class E - Small Cap Portfolio, and Class F - Bond Portfolio.

2.      SIGNIFICANT ACCOUNTING POLICIES

        SECURITY VALUATION

Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Funds pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximated market value.


        SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

Security transactions are accounted for on the date the securities are
purchased  or  sold.   Dividend income is recorded on the ex-dividend date.
Interest income and expenses are recorded on an accrual basis.

Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

        FEDERAL INCOME TAXES
The Funds policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds are not subject to federal income tax to the extent that the Funds qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments in accordance with requirements of the
Internal  Revenue  Code.   Accordingly, no provision for federal income tax
have been made in the financial statements.

The Funds uses the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

        DISTRIBUTIONS OF INCOME AND GAINS

Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains, if any, are distributed annually. An additional distribution may be necessary to avoid taxation of the Funds.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a

Notes to Financial Statements

        DISTRIBUTIONS OF INCOME AND GAINS(continued) result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Funds may periodically make reclassifications among its capital accounts without impacting the Funds net asset value.

For the year ended December 31, 1998, the funds distributed long-term capital gains as follows: Maximum Horizons Portfolio, $3,754, and Small Cap Portfolio, $3,407.

        FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars.
Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investment that result from fluctuations in foreign currency exchange rates is not separately stated.


        FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Funds may purchase or sell forward foreign currency contracts in order to hedge portfolio positions or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

At December 31, 1998, the Funds had no open foreign currency exchange contracts.

        OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.      TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate based upon the following percentages of average daily net assets: 1.00% for the Moderate Growth Portfolio , Growth Portfolio, Maximum Horizon Portfolio, Small Cap Portfolio, and the Equity Portfolio and 0.50% for the Bond Portfolio. For the year ended December 31, 1998, the fees amounted to: $1,478 for the Moderate Growth Portfolio; $5,862 for the Growth Portfolio; $1,658 for the Maximum Horizon Portfolio; $1533 for the Small Cap Portfolio; $1,652 for the Equity Portfolio; and $724 for the Bond Portfolio.

Under the Funds Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Funds with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Funds organization. The Advisor also provides the Funds with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Funds and of all Directors who are "affiliated persons" of the Funds or of the Advisor, and all personnel of the Funds or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary pay other expenses of the Funds in order to maintain total expenses for the Moderate Growth Portfolio, Growth Portfolio, Maximum Horizon Portfolio, Small Cap Portfolio, and the Equity Portfolio at no more than 1.20%, and for the Bond Portfolio at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $10,548 for the Moderate Growth Portfolio, $6,438 for the Growth Portfolio, $10,332 for the Maximum Horizon Portfolio,
$10,482 for the Small Cap Portfolio, $10,339 for the Equity Portfolio, and $11,091 for the Bond Portfolio, for the year ended December 31, 1998.

NOTES TO FINANCIAL STATEMENTS

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Funds. These services are provided at no additional cost to the Fund.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Funds shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Funds.

The compensation of the non-affiliated Directors totaled $7,700 for each Fund for the year ended December 31, 1998.

4.      BENEFICIAL OWNERSHIP
At December 31, 1998, the Advisor was a significant shareholder in each of the Funds, and Keyport Life Insurance Company was a significant shareholder in the Growth Portfolio.

5.      PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1998 were as follows:






                           Purchases                    Sales
Fund                       Other Issuers   Government   Other Issuers   Government
                           --------------  -----------  --------------  -----------

Moderate Growth Portfolio  $       47,619  $    60,174  $       65,724  $    34,974
Growth Portfolio           $      570,577  $   488,424  $      425,386  $   324,778
Maximum Horizon Portfolio  $      109,027  $    60,193  $      120,859  $    43,115
Small Cap Portfolio        $      106,881  $   105,043  $      132,752  $   104,997
Equity Portfolio           $      116,779           --  $      110,893           --
Bond Portfolio                         --  $    24,161              --  $    15,104

6.     CAPITAL STOCK TRANSACTIONS

     Transactions in capital shares of  Funds were as follows:





                           For the year ended               For the year ended
                                     12/31/98                         12/31/97
Fund                       Shares               Amount      Shares              Amount
                           -------------------  ----------  ------------------  --------

Moderate Growth Portfolio
      Reinvested                        1,266   $  12,953                   74  $    823

Growth Portfolio
      Sold                             39,407   $ 498,864               13,429   165,091
      Reinvested                        2,171      23,530                   53       635
      Repurchased                     (16,050)   (201,434)                  --        --
                           -------------------  ----------  ------------------  --------
      Total                            25,528   $ 320,960               13,482  $165,726
                           ===================  ==========  ==================  ========

Maximum Horizon Portfolio
      Reinvested                        3,253      28,894                   23  $    296

Small Cap Portfolio
      Reinvested                        3,711      27,459                    8       113

Equity Portfolio
      Reinvested                        1,128      10,848                   47       607
Bond Portfolio
      Reinvested                          614        6858                   75       785


There were no shares repurchased during the the year ended December 31, 1998, other than in Growth Portfolio.

NOTES TO FINANCIAL STATEMENTS

7.      FINANCIAL INSTRUMENTS
The Funds may trade in financial instruments with off-balance sheet risk in  the  normal  course  of their investing activities to assist in managing
exposure  to  various  market  risks.    These financial instruments include
written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Funds on December 31, 1998.


8.      FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable domestic companies and the United States
Government.

Independent Accountants Report

TO SHAREHOLDERS AND THE BOARD OF DIRECTORS OF
MANNING & NAPIER INSURANCE FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Manning & Napier Moderate Growth Portfolio, Manning & Napier Growth Portfolio, Manning & Napier Equity Portfolio, Manning & Napier Small Cap Portfolio, Manning & Napier Bond Portfolio, and Manning & Napier Maximum Horizon Portfolio (the "Funds") at December 31, 1998, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting
principles.   These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP

BOSTON, MASSACHUSETTS
FEBRUARY 5, 1999

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